PIPE TRANSACTION (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands, shares in Millions							12 Months Ended
	Aug. 03, 2021 shares	Jun. 28, 2021 USD ($)	Jun. 28, 2021 CAD ($)	Jun. 15, 2021 shares	Dec. 02, 2020 USD ($) $ / shares shares	Dec. 02, 2020 CAD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Reserve Quantities [Line Items]
Number of preferred units issued					17.3	17.3
Exercise price of warrants issued | (per share)					$ 1.48	$ 1.9
Proceeds from exercise of warrants | $								$ 26,475
Insight holdings group, llc [member]
Reserve Quantities [Line Items]
Proceeds from issuing shares					$ 20,000	$ 26,280
Number of preferred units issued					17.3	17.3
Number of common share purchase warrants issued				17.3	17.3	17.3
Exercise price of warrants issued | (per share)					$ 1.48	$ 1.90
Warrant term					5 years	5 years
Market capitalization | $					$ 500,000
Proceeds from exercise of warrants		$ 26,600	$ 32,800
Number of common shares issued in exchange of preferred units	17.3